Cover	Apr. 29, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2026
Entity File Number	001-38250
Entity Registrant Name	FAT Brands Inc.
Entity Central Index Key	0001705012
Entity Tax Identification Number	82-1302696
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9720 Wilshire Blvd.,
Entity Address, Address Line Two	Suite 500,
Entity Address, City or Town	Beverly Hills,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	(310)
Local Phone Number	319-1850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Twin Hospitality Group Inc [Member]
Entity Information [Line Items]
Entity File Number	001-42395
Entity Registrant Name	Twin Hospitality Group Inc.
Entity Tax Identification Number	99-1232362
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5151 Belt Line Road
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254